Revenues, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Time charter revenue	$ 142,461	$ 177,077	$ 179,653
Voyage charter revenue	914	0	0
Ballast bonus	13,375	10,878	6,397
Other income	3,150	3,565	1,507
Total	$ 159,900	$ 191,520	$ 187,557